Schedule I - Condensed Financial Information - Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Assets:
Cash and cash equivalents	$ 202,264	$ 92,348		$ 67,598
Total assets	952,478	267,252		337,021
Liabilities:
Accounts payable and accrued expenses	24,208	30,671		19,826
Accrued salaries and benefits	13,436	3,978		3,792
Notes payable, net of discount and deferred issuance costs	19,929	106,413		57,917
Derivative liabilities	0	44,810		138,561
Warrants payable	0	97,782		17,672
Total liabilities	540,188	432,698		377,811
Convertible Preferred stock (Series Seed A, A-1, B, C, and D), $0.0001 par value	0	447,747	[1]	447,747
Stockholders’ deficit:
Common stock, $0.0001 par value,351,572,668 shares authorized; 89,972,184 and88,674,206 issued; and 89,206,266 and 88,279,119; after reverse capitalization, outstanding as of December 31, 2020 and 2019, respectively		9		9
Additional paid-in capital	1,838,639	411,867		403,041
Accumulated deficit	(1,429,537)	(1,028,982)		(891,633)
Clover shareholders’ deficit	408,387	(617,096)		(488,537)
Total liabilities, convertible preferred stock and stockholders’ deficit	$ 952,478	267,252		337,021
Parent Company
Assets:
Cash and cash equivalents		5,432		4,569
Other assets		102		342
Intercompany interest receivable		4,958		3,750
Intercompany note receivable		40,000		40,000
Investments in consolidated subsidiaries		77,212		158,159
Total assets		127,704		206,820
Liabilities:
Accounts payable and accrued expenses		13,140		5,471
Accrued salaries and benefits		229		0
Intercompany payable		27,251		4,093
Notes payable, net of discount and deferred issuance costs		107,674		76,758
Derivative liabilities		44,810		138,561
Warrants payable		97,782		17,672
Total liabilities		290,886		242,555
Convertible Preferred stock (Series Seed A, A-1, B, C, and D), $0.0001 par value		447,747		447,747
Stockholders’ deficit:
Common stock, $0.0001 par value,351,572,668 shares authorized; 89,972,184 and88,674,206 issued; and 89,206,266 and 88,279,119; after reverse capitalization, outstanding as of December 31, 2020 and 2019, respectively		9		9
Additional paid-in capital		411,843		403,041
Accumulated deficit		(1,022,781)		(886,532)
Clover shareholders’ deficit		(610,929)		(483,482)
Total liabilities, convertible preferred stock and stockholders’ deficit		$ 127,704		$ 206,820

[1]	Prior period results have been adjusted to reflect the exchange of Legacy Clover’s common stock for Clover Class B Common Stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the Business Combination. See Note 3 (Business Combination) for additional information.